OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS - Tax credit remainder (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CLP ($)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2022 CLP ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 CLP ($)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 BRL (R$)
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
Value of PIS and Cofins		R$ 7,623
Value of PIS and Cofins transferred to shareholders	$ 23,882,114					R$ 144,863	$ 21,693,201	R$ 134,808
Tax credits to be recovered		200,266,717
Tax credits to recovered, capital		144,539,175
Tax credits to be recovered, Monetary adjustment		55,727,543
Tax credits to be recovered, net	$ 24,951,904	155,058
Rio De Janeiro Refrescos Ltda.
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
Unduly collection of taxes			$ 100,550,000	R$ 613,000	$ 92,783,000
Unduly collection of taxes related to capital				370,000
Unduly collection of taxes related to interest and monetary restatement				R$ 243,000
Ex-Companhia De Bebidas Ipiranga
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
Unduly collection of taxes		162,588
Unduly collection of taxes related to capital		80,177
Unduly collection of taxes related to interest and monetary restatement		R$ 82,411
Deferred tax liability recorded						R$ 55,280